Marketable Securities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Unrealized gain on marketable securities	$ (413,188)	$ 165,275
Marketable securities	$ 247,913	$ 661,101
Adapti, Inc [Member]
Investment owned, balance, shares	200,000	200,000
Unrealized gain on marketable securities	$ 413,188	$ 165,275